Shareholder Fees ((Global Conservative Absolute Return Fund), USD $)	0 Months Ended
Jul. 15, 2013
(Global Conservative Absolute Return Fund - Class NAV) | Class NAV
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global Conservative Absolute Return Fund - Class A) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	3.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00% [1]
Small account fee (for fund account balances under $1,000)	$ 20
(Global Conservative Absolute Return Fund - Class 1) | Class 1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global Conservative Absolute Return Fund - Class I) | Class I
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global Conservative Absolute Return Fund - Class C) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	$ 20
(Global Conservative Absolute Return Fund - Classes R1, R2, R3, R4 and R5) | Class R3
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global Conservative Absolute Return Fund - Classes R1, R2, R3, R4 and R5) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global Conservative Absolute Return Fund - Classes R1, R2, R3, R4 and R5) | Class R1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global Conservative Absolute Return Fund - Classes R1, R2, R3, R4 and R5) | Class R2
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global Conservative Absolute Return Fund - Classes R1, R2, R3, R4 and R5) | Class R5
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global Conservative Absolute Return Fund - Class R6) | Class R6
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

[1]	(on certain purchases, including those of $1 million or more)